Employee Benefit Plans (Amounts Recognized in the Consolidated Balance Sheets ) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current Liabilities	CAD (58)	CAD (7)
Liabilities, Noncurrent	(669)	(303)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	9	9
Pension Plan [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current Liabilities	(41)	(4)
Liabilities, Noncurrent	(367)	(224)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	9	9
Deferred Tax Assets, Defined Benefit Plan	(16)	(19)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	620	330
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	237	130
Non-pension Benefit Plans [Member
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Current Liabilities	(17)	(3)
Liabilities, Noncurrent	(302)	(79)
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Deferred Tax Assets, Defined Benefit Plan	1	3
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	45	(9)
Defined Benefit Plan, Amounts Recognized in Balance Sheet, Total	CAD (275)	CAD (94)